Unaudited Interim Condensed Consolidated Statements of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flow from operating activities:
Net loss for the period	$ (13,287)	$ (4,771)
Adjustments:
Depreciation and amortization	618	691
Loss from inventory reduction	1,399
Share based compensation	8,255	(3)
Change in fair value of derivative liabilities	(10,581)	(423)
Capital loss from sale of fixed assets		16
Accrued interest of long-term loans	(2)	81
Change in fair value of convertible debenture and financial liability	(1,277)	794
Total adjustments	(1,588)	1,156
Changes in assets and liabilities:
(Increase) Decrease in trade receivable	(59)	45
Decrease in other accounts receivable	18	493
(Increase) Decrease in inventories	(3,382)	44
Increase in trade payables	1,123	196
Increase in other accounts payable	746	1,650
Accrued interest on loan from controlling shareholder		23
Change in restricted deposit	1	1
Total assets and liabilities	(1,553)	2,452
Net cash used in operating activities	(16,428)	(1,163)
Cash flow from investing activities
Purchase of property, plant and equipment	(1,791)
Proceeds from sale of fixed assets		66
Deposit in restricted deposit	(9)
Net cash used in / provided by investing activities	(1,800)	66
Cash flow from financing activities
Issuance of ordinary shares, net	3,460	13,414
Loan received from controlling shareholder		347
Purchase of Treasury shares	(121)
Principal paid on lease liabilities	(168)	(189)
Repayment of loans	(14)	(123)
(Repayment (issuance of convertible debenture	(5,921)	343
Issuance of derivative liabilities	16,467	407
Net cash provided by financing activities	13,703	14,199
Increase (decrease) in cash and cash equivalents	(4,525)	13,102
Cash and cash equivalents at beginning of the period	6,034	278
Effects of exchange rate changes on cash and cash equivalents
Cash and cash equivalents at the end of the period	1,509	13,380
Interest	5
Tax	12
Convertible securities - classification into convertible financial liability	692
Conversion of loans into shares		959
Recognition of right of use assets and lease liabilities	1,117
Purchase of property, plant and equipment	5
Share issuance related to exercise of pre-funded warrants	$ 3,265